Commitments & Contingencies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in standard warranty liability
Beginning Balance	$ 65	$ 79
Current period accruals	82	84
Accrual adjustments to reflect experience	9	(14)
Charges incurred	(81)	(83)
Ending Balance	$ 76	$ 65